REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2013
Banking and Thrift [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE J - REGULATORY CAPITAL

The Banks are subject to minimum regulatory capital standards promulgated by the Office of the Controller of the Currency (the “OCC.”) Failure to meet minimum capital requirements can initiate certain mandatory — and possibly additional discretionary — actions by regulators that, if undertaken, could have a direct material effect on the consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Banks must meet specific capital guidelines that involve quantitative measures of the Banks’ assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Banks’ capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

The minimum capital standards of the OCC generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement. The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) generally equal to 4.0% of adjusted total assets, except for those associations with the highest examination rating and acceptable levels of risk. The risk-based capital requirement provides for the maintenance of core capital plus general loss allowances equal to 8.0% of risk-weighted assets. In computing risk-weighted assets, the Banks multiply the value of each asset on their respective statements of financial condition by a defined risk-weighting factor, e.g., one- to four-family residential loans carry a risk-weighted factor of 50%.

To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

	As of June 30, 2013
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$15,165	17.7%	$	≥3,427	≥4.0%	$	≥4,283	≥5.0%
First Federal of Frankfort	$31,795	13.7%	$	≥9,880	≥4.0%	$	≥12,350	≥5.0%

Total risk-based capital
First Federal of Hazard	$15,689	37.5%	$	≥3,351	≥8.0%	$	≥4,189	≥10.0%
First Federal of Frankfort	$32,543	25.1%	$	≥10,368	≥8.0%	$	≥12,960	≥10.0%

Tier 1 risk-based capital
First Federal of Hazard	$15,165	36.2%		N/A	N/A	$	≥2,514	≥6.0%
First Federal of Frankfort	$31,795	24.5%		N/A	N/A	$	≥7,776	≥6.0%

	As of June 30, 2012
						To be “well-
						capitalized” under
			For capital			prompt corrective
	Actual		adequacy purposes			action provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in thousands)

Tier 1 core capital
First Federal of Hazard	$20,764	21.2%	$	≥3,926	≥4.0%	$	≥4,908	≥5.0%
First Federal of Frankfort	$19,543	15.9%	$	≥5,511	≥4.0%	$	≥6,889	≥5.0%

Total risk-based capital
First Federal of Hazard	$21,185	42.2%	$	≥4,013	≥8.0%	$	≥5,016	≥10.0%
First Federal of Frankfort	$19,997	28.7%	$	≥5,566	≥8.0%	$	≥6,958	≥10.0%

Tier 1 risk-based capital
First Federal of Hazard	$20,764	41.4%		N/A	N/A	$	≥3,010	≥6.0%
First Federal of Frankfort	$19,543	28.1%		N/A	N/A	$	≥4,175	≥6.0%

As of June 30, 2013 and 2012, management believes that First Federal of Hazard and First Federal of Frankfort met all capital adequacy requirements to which the Banks were subject.

The Banks’ management believes that, under the current regulatory capital regulations, both Banks will continue to meet their minimum capital requirements in the foreseeable future. However, events beyond the control of the Banks, such as increased interest rates or a downturn in the economy in the Banks’ market area, could adversely affect future earnings and, consequently, the ability to meet future minimum regulatory capital requirements.

Regulations of the Board of Governors of the Federal Reserve System governing mutual holding companies require First Federal MHC to meet certain criteria before the company may waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp. During the fiscal year ended June 30, 2013, and pursuant to the provisions allowed by the Board of Governors of the Federal Reserve System, First Federal MHC waived $1.9 million in dividends.